Other investments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2021		2020
	Current	Non-current	Current	Non-current
Equity investments[a]	—	717	—	913
Contingent consideration	237	1,680	317	1,682
Other	43	147	16	151
	280	2,544	333	2,746
[a] The majority of equity investments are unlisted.